Provisions	12 Months Ended
Mar. 31, 2024
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Provisions	Provisions

Accounting Policy

Restructuring Provision

A restructuring provision is recognized when the Company has developed a detailed formal plan for the restructuring and has raised a valid expectation that it will carry out the restructuring by starting to implement the plan or announcing its main features to those individuals who are affected by it. The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which reflect amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the entity.

Loan Loss Provision

The loan loss provision originates from the operations of the insurance company incorporated by the Company, for self insurance related to properties. A loan loss provision is an estimate for known reported losses and loss expenses plus a provision for losses incurred but not reported. These amounts are based upon estimates or losses reported by loss adjusters plus an estimate for losses incurred but not reported in accordance with the recommendations of an independent actuary using the past experience of the Company and industry data, offset by actual claims paid. Changes in the loan loss provision are reflected in the consolidated statements of loss and comprehensive loss.

	Restructuring	Loan Loss Provision	Other	Total
	$	$	$
Balance, June 30, 2022	997	3,613	800	5,410
Remeasurement	513	832	8	1,353
Settlements	(1,510)	—	(800)	(2,310)
Balance, March 31, 2023	—	4,445	8	4,453
Remeasurement	—	1,153	—	1,153
Balance, March 31, 2024	—	5,598	8	5,606
Commitments and Contingencies
(a)Claims and Litigation

From time to time, the Company and/or its subsidiaries may become defendants in legal actions and the Company intends to take appropriate action with respect to any such legal actions, including by defending itself against such legal claims as necessary. Other than the claims described below, as of the date of this report, Aurora is not aware of any other material or significant claims against the Company.

On November 21, 2019, a purported class action proceeding was commenced in the United States District Court for the District of New Jersey against the Company and certain of its current and former directors and officers on behalf of persons or entities who purchased, or otherwise acquired, publicly traded Aurora securities between October 23, 2018 and February 6, 2020. The judge rendered a decision on August 24, 2023 on Aurora’s motion to dismiss. On September 8, 2023, the Plaintiffs filed a motion for reconsideration as to the stock drop that occurred following
Aurora’s September 2019 financials. Aurora opposed this motion. Mediation was held and a tentative settlement was reached on March 4, 2024. The proposed settlement must now be approved by a court.

On June 16, 2020, the Company and its subsidiary, ACE, were named in a purported class action proceeding in the Province of Alberta in relation to the alleged mislabeling of cannabis products with inaccurate THC/CBD content. The class action involves a number of other parties including Aleafia Health Inc., Hexo Corp, Tilray Canada Ltd., among others, and alleges that upon laboratory testing, certain cannabis products were found to have lower THC potency than the labeled amount, suggesting, among other things, that plastic containers may be leeching cannabinoids. While this matter is ongoing, the Company disputes the allegations and intends to vigorously defend against the claims. Estimating an amount or range of possible losses resulting from litigation proceedings is inherently difficult, particularly where the matters involve indeterminate claims for monetary damages and are in the stages of the proceedings where key factual and legal issues have not been resolved. For these reasons, the Company is currently unable to predict the ultimate timing or outcome of or reasonably estimate the possible losses or a range of possible losses resulting from the matter described above.

On June 15, 2020, a claim was commenced by a party to a former term sheet with the King's Bench of Alberta against Aurora and a former officer alleging a claim of breach of obligations under said term sheet, with the plaintiff seeking $18.0 million in damages. While this matter is ongoing, the Company believes the action to be without merit and intends to defend the claim.
On August 10, 2020, a purported class action lawsuit was filed with the King's Bench of Alberta against Aurora and certain executive officers in the Province of Alberta on behalf of persons or entities who purchased, or otherwise acquired, publicly traded Aurora securities and suffered losses as a result of Aurora releasing statements containing misrepresentations during the period of September 11, 2019 and December 21, 2019. Plaintiff and Defendant have each prepared factums for a leave application. Prior to the hearing, Defendants filed a request for adjournment and leave to amend their pleadings. The amended Statement of Claim was filed on March 8, 2024. The Company has filed a Notice of Application to disallow the amendment. The Company disputes the allegations and intends to vigorously defend against the claims. Estimating an amount or range of possible losses resulting from litigation proceedings is inherently difficult, particularly where the matters involve indeterminate claims for monetary damages and are in the stages of the proceedings where key factual and legal issues have not been resolved. For these reasons, the Company is currently unable to predict the ultimate timing or outcome of or reasonably estimate the possible losses or a range of possible losses resulting from the matter described above.

On January 4, 2021, a civil claim was filed with the King’s Bench of Alberta against Aurora and Hempco by a former landlord regarding unpaid rent in the amount of $8.9 million, representing approximately $0.4 million for rent in arrears and costs, plus $8.5 million for loss of rent and remainder of the term. The Company filed a statement of defence on March 24, 2021. Plaintiffs brought an Application seeking summary judgment as against the Company and the Company has filed Affidavit evidence in response. Cross-examinations for the Company’s affiants and for Plaintiff’s affiant have been completed. While this matter is ongoing, the Company intends to continue to defend against the claims.

On November 1, 2022, a claim was commenced by a former employee of Aurora against Aurora Cannabis Enterprises Inc. and another former employee of Aurora (the “Defendant Employee”). The plaintiffs claim that the Defendant Employee entered a lease for a property owned by the plaintiffs in January 2017 and states that Aurora was a guarantor for the Defendant Employee. The claim states that the Defendant Employee left the property and caused damage. The plaintiffs further claim outstanding rent and legal fees. There is no record of any documentation of Aurora being a party to any such relationship. Plaintiffs have received a summary judgment against the Defendant Employee and will now attempt to recover their judgment against the Defendant Employee. Plaintiffs will then decide whether to pursue the indemnity claim against the Company. The Company disputes the allegations and intends to defend against the claims.

On November 15, 2022, the Company, its subsidiary ACE, and MedReleaf Corp. (which amalgamated with ACE in July 2020) were named in a purported class action proceeding in the Ontario Superior Court of Justice. The purported class action claims that the Company failed to warn of certain risks purported to be associated with the consumption of cannabis. The statement of claim was served upon the Company on November 22, 2022 and a statement of defence was filed and served. The next major step in the process is scheduling a timetable for the remaining deliverables of the process, including delivery of the plaintiff’s certification motion record. The plaintiff must either deliver their certification materials or come to an agreement with the Aurora Defendants on a timetable for doing so within one year of commencing the proposed class action. On January 24, 2024, the plaintiff’s delivered their motion record regarding class certification. We are reviewing and will establish our timeline for responding which will not be before June 2024. The Company disputes the allegations and intends to defend against the claims.

The Company is subject to litigation and similar claims in the ordinary course of our business, including claims related to employment, human resources, product liability and commercial disputes. The Company has received notice of, or are aware of, certain possible claims against us where the magnitude of such claims is negligible, or it is not currently possible for us to predict the outcome of such claims, possible claims or lawsuits due to various factors including: the preliminary nature of some claims; an incomplete factual record; and the unpredictable nature of opposing parties and their demands. Management is of the opinion, based upon legal assessments and information presently available, that it is unlikely that any of these claims would result in liability to the Company, to the extent not provided for through insurance or otherwise, would have a material effect on the consolidated financial statements, other than the claims described above.

In respect of the aforementioned claims, as at March 31, 2024 the Company has recognized total provisions of $2.3 million (March 31, 2023 – $1.0 million) in provisions on the consolidated statements of financial position and a settlement accrual for nil (March 31, 2023 – $1.0 million) in accounts payable and accrued liabilities on the consolidated statements of financial position.

(b)Commitments

The Company has various lease commitments related to various office space, production equipment, vehicles, facilities and warehouses expiring up to June 2033. The Company has certain leases with optional renewal terms that the Company may exercise at its option.
In addition to lease liability commitments disclosed in Note 29(b) and loans and borrowing repayments in Note 16, the Company has $3.2 million in future capital commitments and purchase commitments payments, which are due over the next 12 months.